UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/17

Item 1. Schedule of Investments.

FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, July 31, 2017 (unaudited)

Franklin Balance Sheet Investment Fund

	Shares	Value

Common Stocks 82.6%
Automobiles & Components 1.9%
General Motors Co	523,900	$18,849,922
Banks 15.1%
Bank of America Corp	1,186,600	28,620,792
CIT Group Inc	156,700	7,466,755
Citigroup Inc	310,500	21,253,725
Citizens Financial Group Inc	417,300	14,638,884
Comerica Inc	289,800	20,955,438
Farmers & Merchants Bank of Long Beach	1,475	11,431,250
JPMorgan Chase & Co	360,200	33,066,360
PNC Financial Services Group Inc	123,100	15,855,280
		153,288,484
Capital Goods 4.9%
Mueller Industries Inc	298,000	9,387,000
Regal Beloit Corp	174,800	14,569,580
Terex Corp	353,100	13,901,547
[a] WESCO International Inc	230,300	11,802,875
		49,661,002
Commercial & Professional Services 2.8%
[a] Acco Brands Corp	609,680	7,102,772
[a] FTI Consulting Inc	142,100	4,662,301
Heidrick & Struggles International Inc	544,600	9,857,260
Tetra Tech Inc	155,000	7,354,750
		28,977,083
Consumer Durables & Apparel 2.8%
M.D.C. Holdings Inc	216,525	7,424,642
Toll Brothers Inc	533,600	20,591,624
		28,016,266
Consumer Services 1.7%
Vail Resorts Inc	79,900	16,839,724
Diversified Financials 4.1%
The Bank of New York Mellon Corp	312,400	16,566,572
Capital One Financial Corp	30,000	2,585,400
Morgan Stanley	479,900	22,507,310
		41,659,282
Energy 11.5%
Arch Coal Inc	127,000	9,660,890
Chevron Corp	166,900	18,223,811
Devon Energy Corp	195,400	6,508,774
[a] McDermott International Inc	2,218,400	15,018,568
Occidental Petroleum Corp	199,500	12,355,035
[a] Rowan Cos. PLC	1,239,300	14,462,631
Royal Dutch Shell PLC, A, ADR (United Kingdom)	520,100	29,401,253
Tenaris SA (Italy)	494,500	7,834,719
Valero Energy Corp	40,900	2,820,873
		116,286,554

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balance Sheet Investment Fund (continued)
	Shares	Value
Common Stocks (continued)
Food, Beverage & Tobacco 3.1%
Archer-Daniels-Midland Co	297,300	$12,540,114
Bunge Ltd	201,500	15,795,585
GrainCorp Ltd. (Australia)	459,436	3,207,498
		31,543,197
Health Care Equipment & Services 0.7%
National Healthcare Corp	105,000	6,842,850
Life & Health Insurance 5.1%
MetLife Inc	256,900	14,129,500
National Western Life Group Inc., A	51,500	17,334,385
Prudential Financial Inc	178,200	20,177,586
		51,641,471
Materials 5.7%
Albemarle Corp	62,000	7,179,600
Aperam SA (Luxembourg)	213,700	10,383,718
[a] Century Aluminum Co	254,319	4,267,473
Domtar Corp	198,000	7,733,880
The Mosaic Co	461,300	11,135,782
Reliance Steel & Aluminum Co	113,600	8,220,096
[a] TimkenSteel Corp	535,500	8,509,095
		57,429,644
Media 3.2%
News Corp., B	1,085,700	15,959,790
Scholastic Corp	187,100	7,751,553
Time Inc	654,100	9,190,105
		32,901,448
Multi-line Insurance 0.3%
American International Group Inc	41,000	2,683,450
Pharmaceuticals, Biotechnology & Life Sciences 4.1%
Allergan PLC	66,200	16,704,246
[a] Bio-Rad Laboratories Inc., A	107,628	25,360,385
		42,064,631
Property & Casualty Insurance 2.2%
Chubb Ltd	94,232	13,801,219
The Travelers Cos. Inc	65,300	8,364,277
		22,165,496
Real Estate 0.7%
Tier REIT Inc	220,674	4,078,056
[a] Trinity Place Holdings Inc	499,834	3,473,846
		7,551,902
Retailing 0.2%
Abercrombie & Fitch Co., A	228,500	2,248,440
Semiconductors & Semiconductor Equipment 3.6%
[a] Kulicke and Soffa Industries Inc. (Singapore)	416,000	8,960,640
MKS Instruments Inc	235,200	19,674,480
[a] Photronics Inc	761,000	7,648,050
		36,283,170

|2

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balance Sheet Investment Fund (continued)
	Shares	Value
Common Stocks (continued)
Technology Hardware & Equipment 4.4%
Corning Inc	1,361,000	$39,659,540
[a] Rogers Corp	44,100	5,202,477
		44,862,017
Telecommunication Services 1.5%
[a] Iridium Communications Inc	771,883	7,680,236
[a] ORBCOMM Inc	665,300	7,724,133
		15,404,369
Utilities 3.0%
Eversource Energy	136,000	8,267,440
Great Plains Energy Inc	86,300	2,663,218
IDACORP Inc	134,000	11,572,240
PNM Resources Inc	196,500	7,830,525
		30,333,423
Total Common Stocks (Cost $578,543,682)		837,533,825

Convertible Preferred Stocks (Cost $4,716,875) 0.7%
Telecommunication Services 0.7%
Iridium Communications Inc., 6.75%, cvt., pfd., B	20,000	6,972,500
	Principal
	Amount
Corporate Bonds (Cost $1,490,000) 0.2%
Capital Goods 0.2%
Mueller Industries Inc., 6.00%, 3/01/27	$1,490,000	1,530,975
Total Investments before Short Term Investments (Cost $584,750,557)		846,037,300

	Shares
Short Term Investments (Cost $162,771,095) 16.0%
Money Market Funds 16.0%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	162,771,095	162,771,095
Total Investments (Cost $747,521,652) 99.5%		1,008,808,395
Other Assets, less Liabilities 0.5%		4,893,207
Net Assets 100.0%		$1,013,701,602

See Abbreviations on page 19.

aNon-income producing.
bSee Note 5 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|3

FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, July 31, 2017 (unaudited)

Franklin MicroCap Value Fund

	Shares	Value
Common Stocks 97.4%
Aerospace & Defense 2.9%
[a] Ducommun Inc	213,000	$6,168,480
[a] Sparton Corp	132,717	3,060,454
		9,228,934
Banks 15.7%
Bar Harbor Bankshares	277,000	7,725,530
County Bancorp Inc	50,000	1,249,500
First Defiance Financial Corp	120,800	6,251,400
First Internet Bancorp	186,800	6,155,060
Investar Holding Corp	220,000	4,983,000
Northeast Bancorp	386,000	8,299,000
Old Line Bancshares Inc	54,000	1,462,320
Peoples Financial Services Corp	87,543	3,744,214
Southern Missouri Bancorp Inc	114,000	3,694,740
WSFS Financial Corp	140,000	6,321,000
		49,885,764
Building Products 3.7%
[a] Armstrong Flooring Inc	55,379	961,379
Burnham Holdings Inc., A	200,000	3,136,000
[a,b] Continental Materials Corp	113,000	2,519,900
[a] Gibraltar Industries Inc	170,000	5,074,500
		11,691,779
Commercial & Professional Services 2.9%
Healthcare Services Group Inc	179,800	9,394,550
Construction & Engineering 5.9%
[a] Ameresco Inc., A	427,830	2,802,287
[a] Northwest Pipe Co	287,600	4,345,636
[a] Orion Group Holdings Inc	445,000	3,123,900
[a] Sterling Construction Co	660,182	8,437,126
		18,708,949
Consumer Durables & Apparel 4.4%
[a,b] Delta Apparel Inc	415,000	8,727,450
Flexsteel Industries Inc	42,000	2,351,160
Rocky Brands Inc	200,000	2,790,000
		13,868,610
Consumer Services 2.4%
[a,b] Full House Resorts Inc	1,923,520	4,904,976
[a] Golden Entertainment Inc	129,800	2,671,284
		7,576,260
Diversified Financials 0.6%
Arbor Realty Trust Inc	220,000	1,815,000
[a,b] Origen Financial Inc	1,900,000	212,800
		2,027,800
Electrical Equipment 1.9%
[a,b] Global Power Equipment Group Inc	1,275,000	4,131,000
[a] Ultralife Corp	294,727	2,033,616
		6,164,616

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin MicroCap Value Fund (continued)
	Shares	Value

Common Stocks (continued)
Energy 8.9%
Adams Resources & Energy Inc	16,600	$630,634
Aegean Marine Petroleum Network Inc. (Greece)	930,000	4,603,500
Ardmore Shipping Corp. (Ireland)	489,000	3,887,550
[a] Cloud Peak Energy Inc	580,000	2,006,800
Gulf Island Fabrication Inc	227,000	2,587,800
[a] Natural Gas Services Group Inc	182,000	4,540,900
[a] Pacific Ethanol Inc	350,000	2,187,500
[a] PHI Inc	17,600	166,320
[a] PHI Inc., non-voting	391,000	3,792,700
[a] Renewable Energy Group Inc	323,100	4,038,750
		28,442,454
Food & Staples Retailing 1.8%
Village Super Market Inc., A	227,000	5,613,710
Food, Beverage & Tobacco 5.2%
John B. Sanfilippo & Son Inc	35,000	2,251,200
Omega Protein Corp	226,000	3,616,000
[a] Seneca Foods Corp., A	240,000	6,888,000
[a] Seneca Foods Corp., B	121,500	3,754,350
		16,509,550
Health Care Equipment & Services 1.7%
Invacare Corp	340,000	5,321,000
Insurance 3.6%
[a] ACMAT Corp., A	196,300	3,976,057
Baldwin & Lyons Inc., B	271,000	6,341,400
[a] Global Indemnity Ltd. (Cayman Islands)	16,740	648,842
[a] Hallmark Financial Services Inc	42,000	472,500
		11,438,799
Machinery 12.3%
Alamo Group Inc	86,823	8,075,407
Hardinge Inc	605,552	7,327,179
Hurco Cos. Inc	259,800	8,560,410
Miller Industries Inc	321,000	8,378,100
Spartan Motors Inc	775,900	6,866,715
		39,207,811
Materials 6.2%
Friedman Industries Inc	130,000	704,600
Mercer International Inc. (Canada)	200,000	2,200,000
The Monarch Cement Co	113,600	5,502,784
Olympic Steel Inc	163,200	2,789,088
Schnitzer Steel Industries Inc., A	91,400	2,358,120
[a] Universal Stainless & Alloy Products Inc	331,000	6,289,000
		19,843,592
Real Estate 1.2%
[a] Bresler & Reiner Inc	205,000	10,250
Griffin Industrial Realty Inc	122,000	3,927,180
		3,937,430

|5

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin MicroCap Value Fund (continued)
	Shares	Value
Common Stocks (continued)
Retailing 3.6%
Caleres Inc	172,000	$4,692,160
Haverty Furniture Cos. Inc	155,000	3,448,750
Shoe Carnival Inc	175,000	3,195,500
		11,336,410
Semiconductors & Semiconductor Equipment 1.4%
[a] Photronics Inc	452,000	4,542,600
Technology Hardware & Equipment 2.3%
[a] Key Tronic Corp	480,000	3,489,600
[a] Kimball Electronics Inc	79,000	1,536,550
Richardson Electronics Ltd	375,000	2,197,500
		7,223,650
Telecommunication Services 5.4%
[a] Alaska Communications Systems Group Inc	1,155,600	2,600,100
ATN International Inc	66,000	3,828,000
[a] Hawaiian Telcom Holdco Inc	225,000	6,579,000
North State Telecommunications Corp., B	21,757	1,378,524
[a] ORBCOMM Inc	250,000	2,902,500
		17,288,124
Trading Companies & Distributors 1.6%
Central Steel and Wire Co	2,850	1,507,650
Houston Wire & Cable Co	250,000	1,437,500
[a] Titan Machinery Inc	130,000	2,320,500
		5,265,650
Transportation 0.9%
Celadon Group Inc	440,000	2,002,000
[a] Global Ship Lease Inc., A (United Kingdom)	700,000	840,000
		2,842,000
Utilities 0.9%
Gas Natural Inc	217,000	2,810,150
Total Common Stocks (Cost $196,127,215)		310,170,192

Short Term Investments (Cost $8,346,655) 2.6%
Money Market Funds 2.6%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	8,346,655	8,346,655
Total Investments (Cost $204,473,870) 100.0%		318,516,847
Other Assets, less Liabilities 0.0%†		86,405
Net Assets 100.0%		$318,603,252

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 4 regarding holdings of 5% voting securities.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

|6

	FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, July 31, 2017 (unaudited)
Franklin MidCap Value Fund
	Shares/
	Units	Value

Common Stocks and Other Equity Interests 96.4%
Automobiles & Components 0.6%
Delphi Automotive PLC	12,600	$1,139,292
Banks 6.2%
Citizens Financial Group Inc	27,200	954,176
First Horizon National Corp	157,900	2,752,197
First Republic Bank/CA	25,700	2,578,481
Huntington Bancshares Inc	180,400	2,390,300
KeyCorp	54,700	986,788
SunTrust Banks Inc	37,100	2,125,459
		11,787,401
Capital Goods 11.5%
BWX Technologies Inc	29,100	1,532,988
Carlisle Cos. Inc	16,500	1,610,235
Johnson Controls International PLC	69,100	2,691,445
L3 Technologies Inc	15,300	2,677,041
Parker-Hannifin Corp	6,400	1,062,272
Pentair PLC (United Kingdom)	13,800	870,366
Roper Technologies Inc	16,900	3,928,574
Textron Inc	75,900	3,728,967
[a] WABCO Holdings Inc	11,200	1,540,784
Xylem Inc	38,300	2,172,759
		21,815,431
Consumer Durables & Apparel 1.1%
PVH Corp	8,200	978,178
Toll Brothers Inc	28,800	1,111,392
		2,089,570
Diversified Financials 5.2%
Invesco Ltd	31,200	1,084,824
Navient Corp	54,000	796,500
Northern Trust Corp	12,100	1,058,871
Raymond James Financial Inc	11,400	948,366
[a] SLM Corp	238,400	2,641,472
Synchrony Financial	74,500	2,258,840
T. Rowe Price Group Inc	13,700	1,133,264
		9,922,137
Energy 6.9%
Baker Hughes a GE Co., A	14,000	516,460
Cameco Corp. (Canada)	73,000	748,250
[a] Concho Resources Inc	7,100	924,846
Devon Energy Corp	21,700	722,827
[a] Diamondback Energy Inc	9,300	891,684
EQT Corp	16,800	1,070,160
Helmerich & Payne Inc	20,700	1,047,834
Marathon Petroleum Corp	56,400	3,157,836
Noble Energy Inc	82,300	2,379,293
Pioneer Natural Resources Co	5,000	815,500
[a] TechnipFMC PLC (United Kingdom)	29,800	850,492
		13,125,182

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin MidCap Value Fund (continued)
	Shares/
	Units	Value

Common Stocks and Other Equity Interests (continued)
Food, Beverage & Tobacco 5.8%
Molson Coors Brewing Co., B	30,100	$2,678,298
Pinnacle Foods Inc	59,900	3,556,862
[a] TreeHouse Foods Inc	56,100	4,758,963
		10,994,123
Health Care Equipment & Services 5.3%
DENTSPLY SIRONA Inc	13,600	843,608
[a] Envision Healthcare Corp	71,400	4,029,102
[a] Hologic Inc	78,600	3,474,906
Zimmer Biomet Holdings Inc	13,800	1,674,216
		10,021,832
Insurance 8.2%
Arthur J. Gallagher & Co	17,200	1,011,188
The Hartford Financial Services Group Inc	39,700	2,183,500
Lincoln National Corp	20,000	1,461,200
Principal Financial Group Inc	15,300	1,021,275
The Progressive Corp	36,400	1,715,532
RenaissanceRe Holdings Ltd	6,500	954,915
W.R. Berkley Corp	21,200	1,462,164
Willis Towers Watson PLC	18,000	2,679,840
XL Group Ltd. (Bermuda)	70,800	3,143,520
		15,633,134
Materials 9.1%
Albemarle Corp	7,400	856,920
[a] Axalta Coating Systems Ltd	45,200	1,423,800
Ferroglobe PLC	294,275	3,760,834
[a] Ferroglobe Representation and Warranty Insurance Trust	196,900	—
[a] Freeport-McMoRan Inc	76,800	1,122,816
[a] Ingevity Corp	46,309	2,709,077
Martin Marietta Materials Inc	6,000	1,358,580
The Mosaic Co	31,600	762,824
Newmont Mining Corp	44,500	1,654,065
Tahoe Resources Inc. (Canada)	82,800	452,916
WestRock Co	54,956	3,155,574
		17,257,406
Media 1.6%
John Wiley & Sons Inc., A	14,500	801,125
TEGNA Inc	51,200	759,296
Viacom Inc., B	43,300	1,512,036
		3,072,457
Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Agilent Technologies Inc	18,200	1,088,178
[a] Jazz Pharmaceuticals PLC	4,900	752,689
Perrigo Co. PLC	28,800	2,157,696
[a] Waters Corp	5,800	1,005,952
		5,004,515
Real Estate 11.8%
Alexandria Real Estate Equities Inc	15,200	1,843,000
Boston Properties Inc	12,300	1,487,193
DDR Corp	234,800	2,392,612

|8

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin MidCap Value Fund (continued)
	Shares/
	Units	Value

Common Stocks and Other Equity Interests (continued)
Real Estate (continued)
Duke Realty Corp	53,000	$1,515,270
GGP Inc	46,600	1,053,626
Healthcare Realty Trust Inc	43,600	1,451,880
Host Hotels & Resorts Inc	35,800	668,028
Kilroy Realty Corp	18,200	1,263,262
Life Storage Inc	25,500	1,862,520
Mid-America Apartment Communities Inc	14,000	1,449,420
Physicians Realty Trust	50,400	938,448
Prologis Inc	15,900	966,879
Realogy Holdings Corp	87,900	2,918,280
UDR Inc	23,200	906,888
Weingarten Realty Investors	24,600	798,516
Weyerhaeuser Co	29,500	974,090
		22,489,912
Retailing 0.9%
[a] J.C. Penney Co. Inc	128,600	695,726
L Brands Inc	23,600	1,094,804
		1,790,530
Semiconductors & Semiconductor Equipment 2.1%
[a] First Solar Inc	11,900	586,789
Versum Materials Inc	65,300	2,302,478
Xilinx Inc	17,100	1,081,746
		3,971,013
Software & Services 6.1%
[a] Autodesk Inc	16,700	1,850,193
[a] Cars.com Inc	17,066	414,704
Leidos Holdings Inc	18,125	968,600
[a] PTC Inc	35,200	1,942,688
[a] Red Hat Inc	24,800	2,451,976
Science Applications International Corp	16,071	1,131,559
Total System Services Inc	46,000	2,919,160
		11,678,880
Technology Hardware & Equipment 0.9%
[a] Keysight Technologies Inc	39,150	1,628,248
Transportation 0.8%
[a] JetBlue Airways Corp	68,400	1,500,012
Utilities 9.7%
American Water Works Co. Inc	20,800	1,686,880
Atmos Energy Corp	15,600	1,353,456
CenterPoint Energy Inc	36,600	1,031,754
CMS Energy Corp	22,200	1,026,528
DTE Energy Co	11,800	1,263,308
Edison International	16,300	1,282,484
Eversource Energy	21,300	1,294,827
FirstEnergy Corp	37,200	1,187,052
PNM Resources Inc	34,900	1,390,765
Sempra Energy	14,800	1,672,548
UGI Corp	25,000	1,261,750
WEC Energy Group Inc	31,500	1,983,555

|9

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin MidCap Value Fund (continued)
	Shares/
	Units	Value
Common Stocks and Other Equity Interests (continued)
Utilities (continued)
Xcel Energy Inc	42,600	$2,015,406
		18,450,313
Total Common Stocks and Other Equity Interests (Cost $153,801,395)		183,371,388

Management Investment Companies (Cost $6,785) 0.0%†
Diversified Financials 0.0%†
iShares Russell Mid-Cap Value ETF	100	8,475
Total Investments before Short Term Investments (Cost $153,808,180)		183,379,863

Short Term Investments (Cost $7,227,451) 3.8%
Money Market Funds 3.8%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	7,227,451	7,227,451
Total Investments (Cost $161,035,631) 100.2%		190,607,314
Other Assets, less Liabilities (0.2)%		(360,055)
Net Assets 100.0%		$190,247,259

See Abbreviations on page 19.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 5 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|10

FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, July 31, 2017 (unaudited)

Franklin Small Cap Value Fund

	Shares	Value

Common Stocks 96.5%
Aerospace & Defense 4.9%
[a] AAR Corp	2,165,936	$81,006,006
Cubic Corp	467,300	22,266,845
[b] Esterline Technologies Corp	324,400	31,304,600
		134,577,451
Automobiles & Components 2.3%
Gentex Corp	74,000	1,259,480
LCI Industries	272,700	29,110,725
Thor Industries Inc	253,000	26,653,550
Winnebago Industries Inc	175,200	6,447,360
		63,471,115
Banks 14.6%
Access National Corp	467,013	12,417,876
Bryn Mawr Bank Corp	350,434	14,875,923
Chemical Financial Corp	1,196,955	57,681,261
Columbia Banking System Inc	1,496,500	59,620,560
First Horizon National Corp	3,483,763	60,721,989
First of Long Island Corp	927,406	25,920,998
German American Bancorp Inc	314,700	11,275,701
Glacier Bancorp Inc	787,400	27,496,008
Lakeland Financial Corp	1,083,500	49,841,000
Peoples Bancorp Inc	456,226	14,872,968
Pinnacle Financial Partners Inc	695,260	44,427,114
TrustCo Bank Corp. NY	1,103,300	9,157,390
Washington Trust Bancorp Inc	271,700	14,794,065
		403,102,853
Building Products 5.1%
[b] Armstrong Flooring Inc	517,122	8,977,238
[b] Gibraltar Industries Inc	789,100	23,554,635
Griffon Corp	524,500	10,752,250
Insteel Industries Inc	401,063	10,555,978
Simpson Manufacturing Co. Inc	1,373,100	60,814,599
Universal Forest Products Inc	320,738	26,893,881
		141,548,581
Commercial & Professional Services 2.0%
[b] Huron Consulting Group Inc	189,035	6,710,743
McGrath RentCorp	869,831	30,905,095
MSA Safety Inc	208,585	16,720,174
		54,336,012
Construction & Engineering 2.2%
Argan Inc	35,833	2,309,437
EMCOR Group Inc	504,800	34,074,000
Granite Construction Inc	486,147	23,830,926
		60,214,363
Consumer Durables & Apparel 3.2%
BRP Inc. (Canada)	1,452,600	46,536,784
Hooker Furniture Corp	208,200	8,786,040
La-Z-Boy Inc	404,400	13,668,720
[b] M/I Homes Inc	723,600	18,770,184
		87,761,728

Quarterly Statement of Investments | See Notes to Statements of Investments. | 11

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value Fund (continued)
	Shares	Value

Common Stocks (continued)
Consumer Services 0.3%
Brinker International Inc	229,803	$8,151,112
Electrical Equipment 1.3%
Encore Wire Corp	46,800	2,087,280
EnerSys	288,900	20,878,803
Regal Beloit Corp	165,100	13,761,085
		36,727,168
Energy 4.9%
[b] Energen Corp	699,100	37,248,048
[b] Helix Energy Solutions Group Inc	62,850	411,039
[b] Hunting PLC (United Kingdom)	4,953,224	30,565,521
[b] Natural Gas Services Group Inc	531,000	13,248,450
[b] Oil States International Inc	1,067,800	26,534,830
[b] PHI Inc	40,000	378,000
[b] PHI Inc., non-voting	71,200	690,640
[b] Rowan Cos. PLC	858,284	10,016,174
[b] Unit Corp	893,085	16,057,668
		135,150,370
Food, Beverage & Tobacco 5.0%
AGT Food and Ingredients Inc. (Canada)	507,800	10,355,537
Dairy Crest Group PLC (United Kingdom)	2,814,100	22,036,200
GrainCorp Ltd. (Australia)	717,046	5,005,971
[a,b] Landec Corp	1,423,100	17,504,130
Maple Leaf Foods Inc. (Canada)	2,974,883	82,208,876
		137,110,714
Health Care Equipment & Services 3.6%
Hill-Rom Holdings Inc	670,495	49,965,287
STERIS PLC	594,500	48,659,825
		98,625,112
Industrial Conglomerates 0.9%
Carlisle Cos. Inc	254,000	24,787,861
Insurance 6.5%
Arthur J. Gallagher & Co	304,400	17,895,676
Aspen Insurance Holdings Ltd	678,672	33,119,194
The Hanover Insurance Group Inc	433,900	41,159,754
Horace Mann Educators Corp	626,537	23,119,215
Old Republic International Corp	1,448,500	28,419,570
Validus Holdings Ltd	677,611	36,448,696
		180,162,105
Machinery 7.3%
Astec Industries Inc	347,486	17,468,121
Federal Signal Corp	856,900	15,852,650
Franklin Electric Co. Inc	48,288	1,950,835
Hillenbrand Inc	151,400	5,450,400
Kennametal Inc	816,000	30,110,400
Lindsay Corp	108,625	9,957,654
[b] The Manitowoc Co. Inc	1,974,800	11,276,108
Miller Industries Inc	55,400	1,445,940
Mueller Industries Inc	868,800	27,367,200
Mueller Water Products Inc., A	4,320,500	50,117,800

|12

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value Fund (continued)
	Shares	Value
Common Stocks (continued)
Machinery (continued)
Spartan Motors Inc	5,000	$44,250
Titan International Inc	1,948,337	24,841,297
Watts Water Technologies Inc., A	70,300	4,527,320
		200,409,975
Materials 5.4%
AptarGroup Inc	84,600	6,846,678
[b] Detour Gold Corp. (Canada)	1,605,800	20,191,615
H.B. Fuller Co	105,400	5,430,208
[b] Ingevity Corp	423,300	24,763,050
Minerals Technologies Inc	91,100	6,449,880
OceanaGold Corp. (Australia)	6,569,600	17,964,985
Reliance Steel & Aluminum Co	187,300	13,553,028
A Schulman Inc	27,776	730,509
Sensient Technologies Corp	691,752	51,438,679
Stepan Co	15,804	1,298,614
		148,667,246
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Gerresheimer AG (Germany)	711,900	58,771,158
Real Estate 6.0%
Brandywine Realty Trust	2,579,200	43,356,352
Highwoods Properties Inc	264,900	13,647,648
LTC Properties Inc	1,305,731	67,427,949
Sunstone Hotel Investors Inc	2,518,000	40,993,040
		165,424,989
Retailing 0.7%
Caleres Inc	575,100	15,688,728
The Finish Line Inc., A	368,400	5,069,184
		20,757,912
Semiconductors & Semiconductor Equipment 6.2%
Cohu Inc	998,700	18,196,314
[b] Kulicke and Soffa Industries Inc. (Singapore)	1,413,915	30,455,729
MKS Instruments Inc	660,200	55,225,730
[b] Photronics Inc	2,071,200	20,815,560
Versum Materials Inc	1,314,000	46,331,640
		171,024,973
Technology Hardware & Equipment 3.9%
[b] NetScout Systems Inc	1,179,100	40,678,950
[b] Plexus Corp	252,852	13,555,396
[b] Rogers Corp	112,600	13,283,422
[b] Zebra Technologies Corp., A	398,658	40,551,492
		108,069,260
Telecommunication Services 1.0%
[b] ORBCOMM Inc	2,387,000	27,713,070
Transportation 2.8%
[b] SAIA Inc	785,900	42,713,665
[b] Spirit Airlines Inc	858,629	33,357,737
		76,071,402

|13

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value Fund (continued)
	Shares	Value
Common Stocks (continued)
Utilities 4.3%
Connecticut Water Service Inc	82,800	$4,717,944
IDACORP Inc	653,220	56,412,079
Spire Inc	785,000	56,991,000
		118,121,023
Total Common Stocks (Cost $1,971,243,061)		2,660,757,553

	Principal
	Amount
Corporate Bonds 0.8%
Energy 0.6%
Unit Corp., senior sub. note, 6.625%, 5/15/21	$17,386,000	17,255,605
Machinery 0.2%
Mueller Industries Inc., 6.00%, 3/01/27	4,532,000	4,656,630
Total Corporate Bonds (Cost $21,130,203)		21,912,235
Total Investments before Short Term Investments (Cost $1,992,373,264)		2,682,669,788

	Shares
Short Term Investments (Cost $67,970,937) 2.5%
Money Market Funds 2.5%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.63%	67,970,937	67,970,937
Total Investments (Cost $2,060,344,201) 99.8%		2,750,640,725
Other Assets, less Liabilities 0.2%		5,848,967
Net Assets 100.0%		$2,756,489,692

aSee Note 4 regarding holdings of 5% voting securities.
bNon-income producing.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

|14

FRANKLIN VALUE INVESTORS TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|15

FRANKLIN VALUE INVESTORS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INCOME TAXES

At July 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Balance Sheet	Franklin MicroCap	Franklin MidCap	Franklin Small Cap
	Investment Fund	Value Fund	Value Fund	Value Fund
Cost of investments	$749,183,057	$204,473,870	$161,417,640	$2,062,961,129

Unrealized appreciation	$280,205,511	$140,265,658	$37,204,165	$727,504,160
Unrealized depreciation	(20,580,173)	(26,222,681)	(8,014,491)	(39,824,564)
Net unrealized appreciation (depreciation)	$259,625,338	$114,042,977	$29,189,674	$687,679,596

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended July 31, 2017, investments in “affiliated companies” were as follows:

	Number of			Number of
	Shares Held			Shares Held		Value		Realized
	at Beginning	Gross	Gross	at End		at End	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period		of Period	Income	(Loss)

Franklin Balance Sheet Investment Fund
Non-Controlled Affiliates
Trinity Place Holdings Inc. (Value is
—% of Net Assets)	1,342,554	—	(842,720)	499,834	$	—[a]	$—	$(407,214)
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Continental Materials Corp	116,914	—	(3,914)	113,000		$2,519,900	$—	$21,314
Delta Apparel Inc	455,100	—	(40,100)	415,000		8,727,450	—	615,709
Full House Resorts Inc	1,945,304	—	(21,784)	1,923,520		4,904,976	—	(32,274)
Global Power Equipment Group Inc	1,275,000	—	—	1,275,000		4,131,000	—	—
Hardinge Inc	764,000	—	(158,448)	605,552		—[a]	42,980	168,472
Northeast Bancorp	459,500	—	(73,500)	386,000		—[a]	13,670	764,811

|16

FRANKLIN VALUE INVESTORS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of
	Shares Held			Shares Held	Value		Realized
	at Beginning	Gross	Gross	at End	at End	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)
Franklin MicroCap Value Fund (continued)
Non-Controlled Affiliates (continued)
Origen Financial Inc	1,900,000	—	—	1,900,000	$212,800	$—	$—
Total Affiliated Securities (Value is 6.4% of Net Assets)					$20,496,126	$56,650	$1,538,032
Franklin Small Cap Value Fund
Non-Controlled Affiliates
AAR Corp	2,010,507	345,000	(189,571)	2,165,936	$81,006,006	$479,215	$1,422,516
Landec Corp	1,423,100	—	—	1,423,100	17,504,130	—	—
Total Affiliated Securities (Value is 3.6% of Net Assets)					$98,510,136	$479,215	$1,422,516

[a]As of July 31, 2017, no longer an affiliate.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended July 31, 2017, investments in affiliated management investment companies were as follows:

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Franklin Balance Sheet Investment Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.63%	164,192,937	129,039,793	(130,461,635)	162,771,095	$162,771,095	$334,289	$—	0.9%
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.63%	8,048,646	35,679,946	(35,381,937)	8,346,655	$8,346,655	$20,933	$—	0.0%[a]
Franklin MidCap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.63%	4,347,627	52,502,282	(49,622,458)	7,227,451	$7,227,451	$11,055	$—	0.0%[a]
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.63%	279,727,587	308,508,904	(520,265,554)	67,970,937	$67,970,937	$300,675	$—	0.4%

[a]Rounds to less than 0.1%.

6. UPCOMING ACQUISITIONS/REORGANIZATION

On May 22, 2017, the Board approved a proposal to reorganize Franklin MidCap Value Fund with and into Franklin Small Cap Value Fund, subject to approval by the shareholders of Franklin MidCap Value Fund.

|17

FRANKLIN VALUE INVESTORS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2		Level 3	Total
Franklin Balance Sheet Investment Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Telecommunication Services	$15,404,369	$6,972,500		$—	$22,376,869
All Other Equity Investments[b]	822,129,456	—		—	822,129,456
Corporate Bonds	—	1,530,975		—	1,530,975
Short Term Investments	162,771,095	—		—	162,771,095
Total Investments in Securities	$1,000,304,920	$8,503,475		$—	$1,008,808,395

Franklin MicroCap Value Fund
Assets:
Investments in Securities:
Equity Investments:
Insurance	$7,462,742	$3,976,057		$—	$11,438,799
All Other Equity Investments[b]	298,731,393	—		—	298,731,393
Short Term Investments	8,346,655	—		—	8,346,655
Total Investments in Securities	$314,540,790	$3,976,057		$—	$318,516,847

Franklin MidCap Value Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$183,379,863	$—	$	—[c]	$183,379,863
Short Term Investments	7,227,451	—		—	7,227,451
Total Investments in Securities	$190,607,314	$—		$—	$190,607,314

Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Equity Investments[b]	$2,660,757,553	$—		$—	$2,660,757,553
Corporate Bonds	—	21,912,235		—	21,912,235
Short Term Investments	67,970,937	—		—	67,970,937
Total Investments in Securities	$2,728,728,490	$21,912,235		$—	$2,750,640,725

aIncludes common, convertible preferred stocks and management investment companies as well as other equity interests.
bFor detailed categories, see the accompanying Statements of Investments.
cIncludes securities determined to have no value at July 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

|18

FRANKLIN VALUE INVESTORS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

8. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

9. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Funds’ financial statements and related disclosures.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|19

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date September 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date September 26, 2017

By /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

Chief Accounting Officer

Date September 26, 2017